Investment Objectives and Goals - RBC BlueBay U.S. Government Money Market Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	RBC BlueBay U.S. Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.